Schedule of Investments

February 28, 2021 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [84.4%]
Apidos CLO XXVIII, Ser 2017-28A, Cl D
5.724%, VAR ICE LIBOR USD 3 Month+5.500%, 01/20/31(A)	$500	$476
Apidos CLO XXVIII Equity, Ser 2017-28A
0.000%, 01/20/31(A) (B) (C)	500	335
Apidos CLO XXXV Equity, Ser 2021-35A
0.000%, 04/20/34(A) (B) (C)	500	440
BlueMountain CLO, Ser 2015-2A, Cl ER
5.423%, VAR ICE LIBOR USD 3 Month+5.200%, 07/18/27(A)	5,000	4,709
BlueMountain CLO, Ser 2016-1A, Cl ER
5.774%, VAR ICE LIBOR USD 3 Month+5.550%, 04/20/27(A)	2,250	2,121
BlueMountain CLO Equity, Ser 2012-2A
0.000%, 11/20/28(A) (B) (C)	2,750	1,196
BlueMountain CLO Equity, Ser 2016-1A
0.000%, 04/20/27(A) (B) (C)	4,925	2,712
BlueMountain CLO XXII Equity, Ser 2018-22A
0.000%, 07/15/31(A) (B) (C)	3,500	2,415
BlueMountain CLO XXIII Equity, Ser 2018-23A
0.000%, 10/20/31(A) (B) (C)	6,500	4,804
BlueMountain Fuji US CLO II Equity, Ser 2017-2A
0.000%, 10/20/30(A) (B) (C)	1,500	889
BlueMountain Fuji US CLO III Equity, Ser 2017-3A
0.000%, 01/15/30(A) (B) (C)	2,475	1,588
Bluemountain Warehouse Investment
%, (B)	3,334	2
Burnham Park CLO, Ser 2016-1A, Cl ER
5.624%, VAR ICE LIBOR USD 3 Month+5.400%, 10/20/29(A)	750	723
Burnham Park CLO Equity, Ser 2016-1A
0.000%, 10/20/29(A) (B) (C)	7,000	4,270

Description	Face Amount (000)	Value (000)
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl DR
5.741%, VAR ICE LIBOR USD 3 Month+5.500%, 10/15/30(A)	$400	$367
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl ER
5.623%, VAR ICE LIBOR USD 3 Month+5.400%, 04/17/31(A)	3,400	2,968
Carlyle Global Market Strategies CLO, Ser 2015-2A, Cl DR
4.563%, VAR ICE LIBOR USD 3 Month+4.350%, 04/27/27(A)	1,650	1,579
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A
0.000%, 04/17/31(A) (B) (C)	500	250
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A
0.000%, 07/20/31(A) (B) (C)	613	172
Carlyle US CLO, Ser 2016-4A, Cl DR
5.624%, VAR ICE LIBOR USD 3 Month+5.400%, 10/20/27(A)	3,800	3,519
Carlyle US CLO, Ser 2017-1A, Cl D
6.224%, VAR ICE LIBOR USD 3 Month+6.000%, 04/20/31(A)	3,300	3,113
Carlyle US CLO, Ser 2018-1A, Cl D
5.974%, VAR ICE LIBOR USD 3 Month+5.750%, 04/20/31(A)	1,250	1,191
Carlyle US CLO Equity, Ser 2015-2A
0.000%, 04/20/31(A) (B) (C)	500	165
Carlyle US CLO Equity, Ser 2017-2A
0.000%, 07/20/31(A) (B) (C)	1,000	520
Carlyle US CLO Equity, Ser 2018-1A
0.000%, 04/20/31(A) (B) (C)	600	378
Cook Park CLO, Ser 2018-1A, Cl E
5.623%, VAR ICE LIBOR USD 3 Month+5.400%, 04/17/30(A)	2,000	1,939

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 1

Schedule of Investments

February 28, 2021 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Crown Point CLO IV, Ser 2018-4A, Cl E
5.724%, VAR ICE LIBOR USD 3 Month+5.500%, 04/20/31(A)	$1,000	$887
Dryden 30 Senior Loan Fund, Ser 2013-30A, Cl ER
5.944%, VAR ICE LIBOR USD 3 Month+5.750%, 11/15/28(A)	1,000	968
Dryden 33 Senior Loan Fund Equity, Ser 2014-33A, Cl R
0.000%, 04/15/29(A) (B) (C)	7,100	3,692
Dryden 75 CLO Equity, Ser 2019-75A
0.000%, 07/15/30(A) (B) (C)	500	407
Dryden XXV Senior Loan Fund, Ser 2012-25A, Cl ERR
6.061%, VAR ICE LIBOR USD 3 Month+5.820%, 10/15/27(A)	2,780	2,670
Dryden XXVI Senior Loan Fund, Ser 2013-26A, Cl ER
5.781%, VAR ICE LIBOR USD 3 Month+5.540%, 04/15/29(A)	500	495
Flatiron CLO 18 Equity, Ser 2018-1A
0.000%, 04/17/31(A) (B) (C)	750	562
Greenwood Park CLO, Ser 2018-1A, Cl E
5.191%, VAR ICE LIBOR USD 3 Month+4.950%, 04/15/31(A)	500	474
GREYWOLF CLO VI, Ser 2018-1A, Cl D
5.965%, VAR ICE LIBOR USD 3 Month+5.750%, 04/26/31(A)	2,750	2,712
Grippen Park CLO Equity, Ser 2017-1A
0.000%, 01/20/30(A) (B) (C)	500	305
Highbridge Loan Management, Ser 7A-2015, Cl ER
5.194%, VAR ICE LIBOR USD 3 Month+5.000%, 03/15/27(A)	4,778	4,633
Jackson Mill CLO, Ser 2015-1A, Cl ER
5.241%, VAR ICE LIBOR USD 3 Month+5.000%, 04/15/27(A)	5,000	4,742

Description	Face Amount (000)	Value (000)
Jamestown CLO II, Ser 2013-2A, Cl DR
5.672%, VAR ICE LIBOR USD 3 Month+5.450%, 04/22/30(A)	$3,100	$2,978
Jamestown CLO II Equity, Ser 2013-2A
0.000%, 04/22/30(A) (B) (C)	750	202
Jay Park CLO, Ser 2016-1A, Cl DR
5.424%, VAR ICE LIBOR USD 3 Month+5.200%, 10/20/27(A)	1,250	1,229
KKR CLO 13, Ser 2015-13A, Cl ER
5.173%, VAR ICE LIBOR USD 3 Month+4.950%, 01/16/28(A)	3,000	2,857
Magnetite VII, Ser 2012-7A, Cl ER2
6.741%, VAR ICE LIBOR USD 3 Month+6.500%, 01/15/28(A)	2,000	1,936
Magnetite XVI Equity, Ser 2015-16A
0.000%, 01/18/28(A) (B) (C)	750	285
Neuberger Berman CLO XX, Ser 2015-20A, Cl ER
5.241%, VAR ICE LIBOR USD 3 Month+5.000%, 01/15/28(A)	4,500	4,466
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A
0.000%, 10/18/30(A) (B) (C)	800	600
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A
0.000%, 01/15/30(A) (B) (C)	500	390
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A
0.000%, 04/16/33(A) (B) (C)	500	458
Oaktree CLO, Ser 2015-1A, Cl DR
5.424%, VAR ICE LIBOR USD 3 Month+5.200%, 10/20/27(A)	500	472
OHA Credit Partners VII, Ser 2012-7A, Cl ER
7.682%, VAR ICE LIBOR USD 3 Month+7.500%, 11/20/27(A)	500	499

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 2

Schedule of Investments

February 28, 2021 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
OHA Credit Partners XII, Ser 2015-12A, Cl ER
5.668%, VAR ICE LIBOR USD 3 Month+5.450%, 07/23/30(A)	$1,050	$1,032
Palmer Square CLO Equity, Ser 2015-1A
0.000%, 05/21/29(A) (B) (C)	1,000	598
Palmer Square Loan Funding, Ser 2018-4A, Cl D
4.444%, VAR ICE LIBOR USD 3 Month+4.250%, 11/15/26(A)	2,250	2,232
Race Point VIII CLO, Ser 2013-8A, Cl ER
7.032%, VAR ICE LIBOR USD 3 Month+6.850%, 02/20/30(A)	5,000	4,630
Regatta VII Funding, Ser 2016-1A, Cl ER
5.189%, VAR ICE LIBOR USD 3 Month+4.950%, 12/20/28(A)	500	492
Regatta XI Funding Equity, Ser 2018-1A
0.000%, 07/17/31(A) (B) (C)	500	322
Rockford Tower CLO Equity, Ser 2018-1A
0.000%, 05/20/31(A) (B) (C)	1,750	1,295
Shackleton CLO, Ser 2018-12A, Cl E
6.124%, VAR ICE LIBOR USD 3 Month+5.900%, 07/20/31(A)	750	706
Shackleton CLO Equity, Ser 2019-14A
0.000%, 07/20/30(A) (B) (C)	500	353
Sound Point CLO II, Ser 2013-1A, Cl B2R
5.715%, VAR ICE LIBOR USD 3 Month+5.500%, 01/26/31(A)	1,250	1,085
Sound Point CLO III-R, Ser 2013-2RA, Cl E
6.241%, VAR ICE LIBOR USD 3 Month+6.000%, 04/15/29(A)	1,000	898
Sound Point CLO XI, Ser 2016-1A, Cl ER
5.474%, VAR ICE LIBOR USD 3 Month+5.250%, 07/20/28(A)	600	561
Sound Point CLO XI Equity, Ser 2016-1A
0.000%, 07/20/28(A) (B) (C)	1,000	470

Description	Face Amount (000)	Value (000)
Sound Point CLO XII, Ser 2016-2A, Cl ER
7.124%, VAR ICE LIBOR USD 3 Month+6.900%, 10/20/28(A)	$1,500	$1,433
Sound Point CLO XIX, Ser 2018-1A, Cl E
5.891%, VAR ICE LIBOR USD 3 Month+5.650%, 04/15/31(A)	1,000	886
Sound Point CLO XIX Equity, Ser 2018-1A
0.000%, 04/15/31(A) (B) (C)	500	285
Sound Point CLO XVI, Ser 2017-2A, Cl E
6.318%, VAR ICE LIBOR USD 3 Month+6.100%, 07/25/30(A)	700	613
Sound Point CLO XVII Equity, Ser 2017-3A
0.000%, 10/20/30(A) (B) (C)	500	290
Sound Point CLO XVIII, Ser 2017-4A, Cl D
5.724%, VAR ICE LIBOR USD 3 Month+5.500%, 01/21/31(A)	2,000	1,736
Sound Point CLO XX, Ser 2018-2A, Cl E
6.215%, VAR ICE LIBOR USD 3 Month+6.000%, 07/26/31(A)	3,250	2,895
Sound Point CLO XXI Equity, Ser 2018-3A
0.000%, 10/26/31(A) (B) (C)	1,000	650
Southwick Park CLO Equity, Ser 2019-4A
0.000%, 07/20/32(A) (B) (C)	2,000	1,447
Steele Creek CLO, Ser 2017-1A, Cl E
6.441%, VAR ICE LIBOR USD 3 Month+6.200%, 10/15/30(A)	1,900	1,716
Steele Creek CLO, Ser 2018-1A, Cl E
5.991%, VAR ICE LIBOR USD 3 Month+5.750%, 04/15/31(A)	4,000	3,655
Steele Creek CLO Equity, Ser 2018-2A
0.000%, 08/18/31(A) (B) (C)	2,500	1,336
Stewart Park CLO, Ser 2015-1A, Cl ER
5.521%, VAR ICE LIBOR USD 3 Month+5.280%, 01/15/30(A)	3,500	3,353

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 3

Schedule of Investments

February 28, 2021 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)/ Shares	Value (000)
TICP CLO I, Ser 2015-1A, Cl E
5.724%, VAR ICE LIBOR USD 3 Month+5.500%, 07/20/27(A)	$500	$487
Webster Park CLO, Ser 2015-1A, Cl DR
5.724%, VAR ICE LIBOR USD 3 Month+5.500%, 07/20/30(A)	1,350	1,320
Wellfleet CLO, Ser 2017-3A, Cl D
5.773%, VAR ICE LIBOR USD 3 Month+5.550%, 01/17/31(A)	500	466
York CLO 2 Equity, Ser 2015-1A
0.000%, 01/22/31(A) (B) (C)	750	441

Total Asset-Backed Securities
(Cost $111,191)		119,443

Short-Term Investment [17.3%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%	24,502,901	24,503

Total Short-Term Investment
(Cost $24,503)		24,503

Total Investments [101.7%]
(Cost $135,694)		$143,946

Percentages are based on net assets of $141,587 (000).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $119,441 (000), representing 84.4% of the net assets of the Fund.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

Ser — Series

USD — United States Dollar

VAR — Variable

The following is a list of the inputs used as of February 28, 2021, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$84,918	$34,525	$119,443
Short-Term Investment	24,503	—	—	24,503
Total Investments in Securities	$24,503	$84,918	$34,525	$143,946

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of February 28, 2021 (000):

Asset-Backed
Securities
Beginning balance as May 31, 2020	$23,221
Transfers into Level 3	-
Transfers out of Level 3	-
Amort	-
Net purchases	11,607
Net sales	(7,530)
Realized gain (loss)	(61)
Change in unrealized appreciation (depreciation)	7,288
Ending balance as of February 28, 2021	$34,525

Net change in unrealized appreciation attributable to Level 3 securities held at February 28, 2021	$7,288

CNR-QH-004-0500

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 4